Deferred Charges, net (Tables)	6 Months Ended
Jun. 30, 2024
Deferred Charges, net [Abstract]
Deferred Dry-Docking Costs, net
The movement in deferred charges net, which represents deferred dry-docking costs, in the accompanying unaudited condensed consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2023	$1,420,574
Additions	738,274
Amortization	(197,494)
Disposals	(1,262,792)
Balance June 30, 2024	$698,562